Net Profit Per Share	12 Months Ended
Dec. 31, 2024
Net Profit Per Share
Net Profit Per Share
19.	Net Profit Per Share

Net profit per share was computed by dividing net profit available to ordinary shareholders by the weighted average number of ordinary shares outstanding:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic net profit per share calculation
Numerator:
Net profit attributable to ordinary shareholders for computing basic net profit per share	607,717	167,221	367,510
Denominator:
Weighted average ordinary shares outstanding used in computing basic net profit per share	3,921,388,720	3,769,679,736	3,650,504,339
Net profit per share attributable to ordinary shareholders - basic	0.15	0.04	0.10

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Diluted net profit per share calculation
Numerator:
Net profit attributable to ordinary shareholders for computing diluted net profit per share	607,717	167,221	367,510
Denominator:
Weighted average ordinary shares outstanding used in computing basic net profit per share	3,921,388,720	3,769,679,736	3,650,504,339
Effect of potentially diluted share options	84,176,378	74,855,096	40,492,143
Effect of potentially diluted restricted share units	16,902,062	36,326,664	28,780,473
Weighted average ordinary shares outstanding used in computing diluted net profit per share	4,022,467,160	3,880,861,496	3,719,776,955
Net profit per share attributable to ordinary shareholders - diluted	0.15	0.04	0.10

19.	Net Profit Per Share (continued)

The following shares outstanding were excluded from the calculation of diluted net profit per share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2022	2023	2024
Shares issuable upon exercise of share options	204,753,909	66,708,248	34,069,011
Shares issuable upon vesting of restricted share units	3,622,413	20,141,606	23,964,024